ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	$ 6.4	$ 3.0	$ 3.0	$ 3.4
Provisions charged	1.4	0.2	5.2	0.2
Write-offs, net of recoveries	(1.5)	(0.1)	(1.8)	(0.6)
Balance at end of period	$ 6.3	$ 3.1	6.4	3.0
Other Receivables			$ 71.1	$ 21.2